SCHEDULE OF LOAN PAYABLE (Details)	12 Months Ended
Dec. 31, 2024 CAD ($)
Notes and other explanatory information [abstract]
Balance, December 31, 2023
Addition	1,650,000
Original issue discount	(165,000)
Accretion of discount on loan payable	165,000
Repayment	(1,650,000)
Balance, December 31, 2024 and 2025